15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2025
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2025	December 31, 2024
Non-current assets
Portugal	$ 390,609	$ 209,886
Kosovo	1	-
Finland	614,113	682,644
Canada	224,799	154,292
	$ 1,229,522	$ 1,046,822

	Years ended
	December 31, 2025	December 31, 2024
Mineral exploration expenses
Portugal	$ 279,349	$ 33,260
Kosovo	-	28,356
	$ 279,349	$ 61,616